                                    MILESTONE

                         MONARCH LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT VA

                                  ANNUAL REPORT
                                DECEMBER 31, 2002

This is a copy of the annual report of the separate account in which your Monarch Life Insurance Company variable annuity contract invests. We take pride in our continued commitment to provide prompt, courteous service to our contract owners. For inquiries regarding your contract, please call our Annuity Service Center at 1-800-654-0050.

[MONARCH LIFE INSURANCE COMPANY LOGO]

The investment results presented in this report are historical and are no indication of future performance.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Contract Owners of Monarch Life Insurance Company Separate Account VA:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account VA of Monarch Life Insurance Company at December 31, 2002 and 2001, and the results of each of their operations and changes in each of their net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 21, 2003

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF NET ASSETS AT DECEMBER 31, 2002

                                                                  COST                SHARES          MARKET VALUE
                                                           -----------------     ---------------    ----------------
ASSETS
Investment in Merrill Lynch Variable Series Funds, Inc.,
at Market Value (Notes 1 and 2):
  Domestic Money Market V.I. Fund                          $         428,297          428,297       $        428,297
  Government Bond V.I. Fund                                          132,048           12,502                138,270
  High Current Income V.I. Fund                                      123,234           12,664                 84,722
  Large Cap Core V.I. Fund                                           620,457           20,122                389,363
  Small Cap Value V.I. Fund                                        1,293,902           60,871              1,101,150
  Global Allocation V.I. Fund                                        438,820           35,795                308,551
  Basic Value V.I. Fund                                              566,620           42,887                465,329
                                                           -----------------                        ----------------
Total Invested Assets                                      $       3,603,378                               2,915,682
                                                           =================                        ----------------

LIABILITIES
Pending Trades                                                                                                   546
                                                                                                    ----------------
  Total Liabilities                                                                                              546
                                                                                                    ----------------

  Net Assets                                                                                        $      2,915,136
                                                                                                    ================

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF NET ASSETS AT DECEMBER 31, 2001

                                                                  COST                SHARES            MARKET VALUE
                                                           -----------------      ---------------     ----------------
ASSETS
Investment in Merrill Lynch Variable Series Funds, Inc.,
at Market Value (Notes 1 and 2):
  Domestic Money Market Fund                               $         429,971          429,971         $        429,971
  Government Bond Fund                                               139,845           13,278                  141,678
  High Current Income Fund                                           134,214           13,053                   98,294
  Large Cap Core Focus Fund                                          802,379           25,001                  588,020
  Small Cap Value Focus Fund                                       1,274,369           59,949                1,502,915
  Global Allocation Focus Fund                                       521,843           40,386                  393,359
  Basic Value Focus Fund                                             646,993           48,395                  651,877
                                                           -----------------                          ----------------
Total Invested Assets                                      $       3,949,614                                 3,806,114
                                                           =================

Pending Trades                                                                                                      28
                                                                                                      ----------------
  Total Assets                                                                                               3,806,142

LIABILITIES
  Total Liabilities                                                                                                 --
                                                                                                      ----------------

  Net Assets                                                                                          $      3,806,142
                                                                                                      ================

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                             DOMESTIC         GOV'T        HIGH CURRENT
                                                                           MONEY MARKET        BOND           INCOME
                                                             TOTAL        V.I. DIVISION    V.I. DIVISION   V.I. DIVISION
                                                          -----------     -------------    -------------   -------------
Investment Income:
  Dividends                                               $    61,998     $       6,318            7,621    $      9,471
Expenses:
  Risk Charges and Administrative Expenses (Note 4)           (46,539)           (5,975)          (1,977)         (1,277)
                                                          -----------     -------------    -------------   -------------
    Net Investment Income                                      15,459               343            5,644           8,194
                                                          -----------     -------------    -------------   -------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                                (130,253)               --              849          (8,958)
  Net Unrealized Gains (Losses)                              (544,196)               --            4,390          (2,591)
  Capital Gain Distributions                                   54,440                --              450              --
                                                          -----------     -------------    -------------   -------------
    Net Gains and (Losses)                                   (620,009)               --            5,689         (11,549)
                                                          -----------     -------------    -------------   -------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                  (604,550)              343           11,333          (3,355)
                                                          -----------     -------------    -------------   -------------

Transfers of Net Premiums                                       3,000               600               --             714
Transfers Due to Terminations                                (289,456)           (2,632)         (14,741)        (10,931)
Transfers Among Investment Divisions                               --                --               --              --
                                                          -----------     -------------    -------------   -------------

Net Decrease in Net Assets
  Resulting from Principal Transactions                      (286,456)           (2,032)         (14,741)        (10,217)
                                                          -----------     -------------    -------------   -------------

Total Decrease in Net Assets                                 (891,006)           (1,689)          (3,408)        (13,572)
Net Assets - Beginning of Year                              3,806,142           430,000          141,677          98,294
                                                          -----------     -------------    -------------   -------------
Net Assets - End of Year                                  $ 2,915,136     $     428,311    $     138,269    $     84,722
                                                          ===========     =============    =============   =============

                                                          LARGE CAP         SMALL CAP         GLOBAL           BASIC
                                                            CORE              VALUE         ALLOCATION         VALUE
                                                        V.I. DIVISION     V.I. DIVISION    V.I. DIVISION   V.I. DIVISION
                                                        -------------    --------------    -------------   -------------
Investment Income:
  Dividends                                               $     3,512     $      16,426      $    11,226     $     7,424
Expenses:
  Risk Charges and Administrative Expenses (Note 4)            (6,806)          (18,021)          (4,864)         (7,619)
                                                          -----------    --------------      -----------     -----------
    Net Investment Income                                      (3,294)           (1,595)           6,362            (195)
                                                          -----------    --------------      -----------     -----------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                                 (70,725)           (2,490)          38,750)        (10,179)
  Net Unrealized Gains (Losses)                               (16,735)         (421,299)          (1,785)       (106,176)
  Capital Gain Distributions                                       --            50,317               --           3,673
                                                          -----------    --------------      -----------     -----------
    Net Gains and (Losses)                                    (87,460)         (373,472)          40,535)       (112,682)
                                                          -----------    --------------      -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                   (90,754)         (375,067)          34,173)       (112,877)
                                                          -----------    --------------      -----------     ------------

Transfers of Net Premiums                                          --               732              714             240
Transfers Due to Terminations                                 (90,509)          (56,194)         (40,578)        (73,871)
Transfers Among Investment Divisions                          (17,394)           28,165          (10,771)             --
                                                          -----------    --------------      -----------     -----------
                                                                                              -
Net Decrease in Net Assets
  Resulting from Principal Transactions                      (107,903)          (27,297)         (50,635)        (73,631)
                                                          -----------    --------------      -----------     -----------

Total Decrease in Net Assets                                 (198,657)         (402,364)         (84,808)       (186,508)
Net Assets - Beginning of Year                                588,020         1,502,915          393,359         651,877
                                                          -----------    --------------      -----------     -----------
Net Assets - End of Year                                  $   389,363     $   1,100,551      $   308,551     $   465,370
                                                          ===========    ==============      ===========     ===========

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                             DOMESTIC          GOV'T       HIGH CURRENT
                                                                           MONEY MARKET        BOND           INCOME
                                                             TOTAL           DIVISION        DIVISION        DIVISION
                                                          -----------     -------------    ------------    ------------
Investment Income:
  Dividends                                               $    56,099     $      16,255    $      7,445    $     11,786
Expenses:
  Risk Charges and Administrative Expenses (Note 4)           (53,863)           (6,001)         (2,010)         (1,537)
                                                          -----------     -------------    ------------    ------------
    Net Investment Income                                       2,236            10,254           5,435          10,249
                                                          -----------     -------------    ------------    ------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                                (146,195)               --              16         (11,441)
  Net Unrealized Gains (Losses)                               275,544                --           1,668           5,358
  Capital Gain Distributions                                  135,335                --             526              --
                                                          -----------     -------------    ------------    ------------
    Net Gains and (Losses)                                    264,684                --           2,210          (6,083)
                                                          -----------     -------------    ------------    ------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                   266,920            10,254           7,645           4,166
                                                          -----------     -------------    ------------    ------------

Transfers of Net Premiums                                       3,000               600              --             714
Transfers Due to Terminations                                (528,706)           (7,137)        (11,638)        (28,277)
Transfers Among Investment Divisions                               --                --              --              --
                                                          -----------     -------------    ------------    ------------

Net Decrease in Net Assets
  Resulting from Principal Transactions                      (525,706)           (6,537)        (11,638)        (27,563)
                                                          -----------     -------------    ------------    ------------

Total Increase (Decrease) in Net Assets                      (258,786)            3,717          (3,993)        (23,397)
Net Assets - Beginning of Year                              4,064,928           426,283         145,670         121,691
                                                          -----------     -------------    ------------    ------------
Net Assets - End of Year                                  $ 3,806,142     $     430,000    $    141,677    $     98,294
                                                          ===========     =============    ============    ============

                                                                                                GLOBAL
                                                           LARGE CAP         SMALL CAP        ALLOCATION         BASIC
                                                           CORE FOCUS       VALUE FOCUS         FOCUS        VALUE FOCUS
                                                            DIVISION         DIVISION          DIVISION        DIVISION
                                                          -----------     ---------------    -----------     -----------
Investment Income:
  Dividends                                               $     4,875     $         3,580    $     5,925     $     6,233
Expenses:
  Risk Charges and Administrative Expenses (Note 4)            (9,033)            (19,492)        (6,222)         (9,568)
                                                          -----------     ---------------    -----------     -----------
    Net Investment Income                                      (4,158)            (15,912)          (297)         (3,335)
                                                          -----------     ---------------    -----------     -----------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                                 (87,493)             11,318        (55,513)         (3,082)
  Net Unrealized Gains (Losses)                                21,620             249,845          2,514          (5,461)
  Capital Gain Distributions                                       63             102,208             --          32,538
                                                          -----------     ---------------    -----------     -----------
    Net Gains and (Losses)                                    (65,810)            363,371        (52,999)         23,995
                                                          -----------     ---------------    -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                   (69,968)            347,459        (53,296)         20,660
                                                          -----------     ---------------    -----------     -----------

Transfers of Net Premiums                                          --                 732            714             240
Transfers Due to Terminations                                 (97,282)           (147,459)      (116,244)       (120,669)
Transfers Among Investment Divisions                          (22,824)            (29,597)            --          52,421
                                                          -----------     ---------------    -----------     -----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                      (120,106)           (176,324)      (115,530)        (68,008)
                                                          -----------     ---------------    -----------     -----------

Total Increase (Decrease) in Net Assets                      (190,074)            171,135       (168,826)        (47,348)
Net Assets - Beginning of Year                                778,094           1,331,780        562,185         699,225
                                                          -----------     ---------------    -----------     -----------
Net Assets - End of Year                                  $   588,020     $     1,502,915    $   393,359     $   651,877
                                                          ===========     ===============    ===========     ===========

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION

Monarch Life Insurance Company Separate Account VA (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940
Act). Each of the seven investment divisions of the Account are invested solely in the shares of the seven corresponding separate funds of the Merrill Lynch Variable Series Funds, Inc. (the Funds), a no-load, diversified, open-end, management investment company registered under the 1940 Act. Merrill Lynch Investment Managers, L.P., is the investment advisor for the Funds. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account cannot be charged with liabilities arising out of any other business of Monarch Life.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Hawaii
(1995), Idaho (1998), Kentucky (1995), Louisiana (1994), Michigan (1995),
Missouri (1994), Nevada (1997), Washington (2000), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the contract owners participating in the Account.

Effective May 1, 2002, the Funds' names were changed as follows:

         From:                              To:
         Domestic Money Market Fund         Domestic Money Market V.I. Fund
         Government Bond Fund               Government Bond V.I. Fund
         High Current Income Fund           High Current Income V.I. Fund
         Small Cap Value Focus Fund         Small Cap Value V.I. Fund
         Large Cap Core Focus Fund          Large Cap Core V.I. Fund
         Basic Value Focus Fund             Basic Value V.I. Fund
         Global Allocation Focus Fund       Global Allocation V.I. Fund

Simultaneously, each of the corresponding investment divisions of the Account were renamed, respectively.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America. Certain reclassifications have been made to amounts in the 2001 Statement of Operations and Changes in Net Assets to conform

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

         INVESTMENTS: The investments in shares of the Funds are stated at market value which is the net asset value per share of the respective portfolios of the Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividend income and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded by the Account on the ex-dividend date.

         FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of Funds shares by the Account for the year ended December 31, 2002 are shown below:

                                           PURCHASES           SALES
                                          -----------       -----------
Domestic Money Market V.I. Fund           $     6,587       $     8,261
Government Bond V.I. Fund                      11,682            20,329
High Current Income V.I. Fund                  10,005            12,027
Large Cap Core V.I. Fund                       26,059           137,256
Small Cap Value V.I. Fund                     123,461           101,437
Global Allocation V.I. Fund                    26,696            70,969
Basic Value V.I. Fund                          14,947            85,141
                                          -----------       -----------
         Totals                           $   219,437       $   435,420
                                          -----------       -----------

NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks and administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.4% (0.85% for mortality risks, 0.40% for expense risks, and 0.15% for administrative charges) of the daily net assets of the Account.

NOTE 5-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2002 are shown below:

                                                                               NET INCREASE
                                                ISSUED           REDEEMED       (DECREASE)
Domestic Money Market V.I. Division                41              (181)           (140)
Government Bond V.I. Division                     171              (873)           (702)
High Current Income V.I. Division                  44              (705)           (661)
Large Cap Core V.I. Division                      714            (4,219)         (3,505)
Small Cap Value V.I. Division                     444              (738)           (294)
Global Allocation V.I. Division                   831            (3,586)         (2,755)
Basic Value V.I. Division                         129            (2,086)         (1,957)

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS

NOTE 6-CONTRACT OWNERS' ACCUMULATION VALUES

Contract owners' accumulation values for 2002 and 2001, consists of the following:

                                                    AT DECEMBER 31,                FOR THE YEAR ENDED DECEMBER 31,
                                     ------------------------------------------   -----------------------------------
                                                                                              EXPENSES AS A
                                                                                 INVESTMENT   % OF AVERAGE
                                      ACCUMULATION  ACCUMULATION   ACCUMULATION    INCOME     ACCUMULATION        TOTAL
         2002                             UNITS      UNIT VALUE       VALUE        RATIO*        VALUE**         RETURN***
         ----                         ------------  ------------   ------------  ----------   -------------      ---------
Domestic Money Market V.I. Division      29,714       $ 14.42      $  428,311       1.47%         1.40%            0.14%
Government Bond V.I. Division             6,429         21.51         138,269       5.38%         1.40%            8.25%
High Current Income V.I. Division         5,193         16.31          84,722      10.43%         1.40%           (2.86%)
Large Cap Core V.I. Division             14,833         26.25         389,363       0.73%         1.40%          (18.15%)
Small Cap Value V.I. Division            11,031         99.77       1,100,551       0.13%         1.40%          (24.82%)
Global Allocation V.I. Division          17,810         17.32         308,551       3.24%         1.40%           (9.46%)
Basic Value V.I. Division                14,403         32.31         465,370       1.37%         1.40%          (18.92%)

         2001
Domestic Money Market Division           29,854       $ 14.40      $  430,000       3.81%         1.40%            2.49%
Government Bond Division                  7,131         19.87         141,677       5.58%         1.40%            5.54%
High Current Income Division              5,854         16.79          98,294      10.88%         1.40%            2.56%
Large Cap Core Focus Division            18,338         32.07         588,020       0.78%         1.40%           (8.69%)
Small Cap Value Focus Division           11,325        132.71       1,502,915       7.59%         1.40%           28.07%
Global Allocation Focus Division         20,565         19.13         393,359       1.20%         1.40%          (10.13%)
Basic Value Focus Division               16,360         39.85         651,877       6.29%         1.40%            2.80%

*These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment divisions invest.

**These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner's accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

NOTE 7-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.

NOTE 8-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the contracts maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

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